Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2013		794,003,193
Beginning Balance at Dec. 31, 2013	$ 347,976	$ 16	$ 144,083	$ 55,841	$ 23,730	$ 90,409	$ 314,079	$ 33,897
Foreign currency translation adjustments	(8,614)			(7,773)			(7,773)	(841)
Share-based compensation	753		753				753
Net (loss) income	(15,068)					(13,431)	(13,431)	(1,637)
Provision for statutory reserve					25	(25)
Capital contribution by noncontrolling shareholders	3,197							3,197
Ending Balance (in shares) at Dec. 31, 2014		794,003,193
Ending Balance at Dec. 31, 2014	328,244	$ 16	144,836	48,068	23,755	76,953	293,628	34,616
Foreign currency translation adjustments	(13,695)			(12,490)			(12,490)	(1,205)
Net (loss) income	(13,097)					(12,805)	(12,805)	(292)
Provision for statutory reserve					(1,497)	1,497
Capital withdrawn by a noncontrolling shareholder	(8,120)							(8,120)
Ending Balance (in shares) at Dec. 31, 2015		794,003,193
Ending Balance at Dec. 31, 2015	293,332	$ 16	144,836	35,578	22,258	65,645	268,333	24,999
Foreign currency translation adjustments	(21,134)			(19,419)			(19,419)	(1,715)
Net (loss) income	10,159					10,132	10,132	27
Ending Balance (in shares) at Dec. 31, 2016		794,003,193
Ending Balance at Dec. 31, 2016	$ 282,357	$ 16	$ 144,836	$ 16,159	$ 22,258	$ 75,777	$ 259,046	$ 23,311